Investor Report
Mercedes-Benz Auto Lease Trust 2013-B
Collection Period Ended

Amounts in USD
30-Sep-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
11
15-Oct-2014 Payment Date
30-Sep-2014 1-Sep-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
10-Oct-2014
Record Date 14-Oct-2014
30
30 15-Oct-2014 15-Sep-2014
15-Oct-2014 15-Sep-2014
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
0.00 0.00 Class A-1 Notes 0.000000 272,000,000.00 0.000000 0.00
297,590,129.12 240,439,054.08 Class A-2 Notes 142.877688 400,000,000.00 0.601098 57,151,075.04
535,000,000.00 535,000,000.00 Class A-3 Notes 0.000000 535,000,000.00 1.000000 0.00
100,805,000.00 100,805,000.00 Class A-4 Notes 0.000000 100,805,000.00 1.000000 0.00
933,395,129.12
Total Note Balance
1,307,805,000.00
876,244,054.08
57,151,075.04
Overcollateralization 290,449,091.26 290,449,091.26
Total Securitization Value
1,569,995,087.88
262,190,087.88
present value of lease payments
present value of Base Residual Value
1,223,844,220.38
1,166,693,145.34
907,856,008.33 1,019,673,502.23
550,321,585.65 281,094,000.29 258,837,137.01
942,750,220.09
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
290,449,091.26 18.50%
262,190,087.88 16.70%
290,449,091.26 18.50%
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.260000% 0.000000 0.00 0.000000 0.00
Class A-2 Notes 0.530000% 0.328589 57,282,510.68 143.206277 131,435.64
Class A-3 Notes 0.620000% 0.516667 276,416.67 0.516667 276,416.67
Class A-4 Notes 0.760000% 0.633333 63,843.17 0.633333 63,843.17
$57,622,770.52
Total
471,695.48

Investor Report
Mercedes-Benz Auto Lease Trust 2013-B
Collection Period Ended

Amounts in USD
30-Sep-2014
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
22,936,506.16
250,230.66
62,395,157.99
0.00
0.00
11,274.42
62,395,460.06
0.00
62,395,460.06
302.07
25,971,693.68
13,486,958.15
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
1,019,870.18
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
471,695.48
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
57,151,075.04
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 3,752,819.36
Total Distribution
62,395,460.06
Distributions
Available Funds
Distribution Detail
Amount Paid Shortfall Amount Due
0.00 1,019,870.18 1,019,870.18
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
471,695.48 471,695.48 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 131,435.64 0.00 131,435.64
thereof on Class A-3 Notes 276,416.67 0.00 276,416.67
thereof on Class A-4 Notes 63,843.17 0.00 63,843.17
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 471,695.48 471,695.48 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 57,151,075.04 0.00 57,151,075.04
Principal Distribution Amount 57,151,075.04 57,151,075.04 0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2013-B
Collection Period Ended

Amounts in USD
30-Sep-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
7,849,975.44
0.00
0.00
7,849,975.44
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
262.74
39.33
39.33
39.33
302.07
7,849,975.44
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2013-B
Collection Period Ended

Amounts in USD
30-Sep-2014
Pool Statistics
Securitization Value end of Collection Period
1,223,844,220.38 Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
74.31% Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
37,363
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
1,166,693,145.34
4,885,293.36
0.00
12,580,024.30
23,897,489.53
15,788,267.85
1,569,995,087.88
32,835
31,560
87.01%
1,159,889,424.74 974,535,055.68
6.79% 6.78%
13.87
20.87
Cumulative Turn-in Ratio
Aggregate Base Residual Value
9.84
24.32
Current As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.54%
96.41%

Investor Report
Mercedes-Benz Auto Lease Trust 2013-B
Collection Period Ended

Amounts in USD
30-Sep-2014
Delinquency Profile *
0.02% 213,773.53 91-120 Days Delinquent
31,482
60
13
2,318,332.24
1,163,674,465.82
486,573.75
100.00% 31,560 1,166,693,145.34
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage Number of Leases Amount **
99.74% Current
0.04%
0.20%
31-60 Days Delinquent
61-90 Days Delinquent
5
Credit Loss
Securitization Value of Defaulted Leases BOP
Current
Less Liquidation Proceeds
Less Recoveries
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.032%
Residual Loss
Less sales proceeds and other payments received during
Collection Period
Current Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(52,093.08)
503,060.59
894,708.77
(0.178%)
(2,794,144.02)
40,468,098.42
1,689,075.29
38,779,023.13
Current
658,169.52
288,632.33